DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of Significant Observable Inputs Used in Fair Value Measurement of Liabilities
Quantitative information about fair value measurements (Level 2) using significant observable inputs other than quoted prices included in Level 1 is as follows:

Due to Affiliate	December 31, 2022	December 31, 2021
Risk-free rate (1)	4.46%	1.25%
Implied volatility (2)	36.53%	25.32%
Dividend yield (3)	3.01%	1.52%
(1) Risk-free rates were from the U.S. dollar swap curves matching the expected maturity of the Due to Affiliate.
(2) Implied volatility was computed from the trading volatility of the Company's stock over a comparable term to maturity and the volatility of USD/CAD exchange rates.
(3) Dividend yields were from the forecast dividend yields matching the expected maturity of the Due to Affiliate.

Disclosure of Derivatives at Fair Value Through Profit or Loss
The values attributed to the derivative financial instruments are shown below:

	Conversion/redemption options(1)	Exchange/prepayment options	Interest rate caps	Total
(in thousands of U.S. dollars)

For the year ended December 31, 2022
Derivative financial (liabilities) assets, beginning of year	$—	$(230,305)	$363	$(229,942)
Derivative financial instruments exchanged into common shares of the Company	—	3,299	—	3,299
Addition of interest rate caps	—	—	1,034	1,034
Fair value gain	—	175,848	8,961	184,809
Derivative financial instruments - end of year(2)	$—	$(51,158)	$10,358	$(40,800)

For the year ended December 31, 2021
Derivative financial assets (liabilities), beginning of year	$841	$(45,494)	$—	$(44,653)
Derivative financial instruments converted into common shares of the Company	34,398	—	—	34,398
Addition of interest rate caps	—	—	490	490
Fair value loss	(35,239)	(184,811)	(127)	(220,177)
Derivative financial instruments - end of year	$—	$(230,305)	$363	$(229,942)
(1) The conversion/redemption options represented features of the Company's convertible debentures which were redeemed in full on September 9, 2021.
(2) As at December 31, 2022, the interest rate caps are presented as an asset of $10,358 and the exchange and prepayment features related to Due to Affiliate are presented as a liability of $51,158.